Restructuring Actions and Exit Activities (Tables)	12 Months Ended
Dec. 31, 2010
Restructuring Actions and Exit Activities
Schedule of restructuring expenses by income statement line

(Millions)	2009	2008
Cost of sales	$110	$84
Selling, general and administrative expenses	91	135
Research, development and related expenses	8	10
Total restructuring expense	$209	$229

Restructuring Actions and Exit Activities

(Millions)	Employee- Related Items/ Benefits and Other	Asset Impairments	Total

Expenses incurred in 2008:
Industrial and Transportation	$33	$7	$40
Health Care	37	14	51
Display and Graphics	15	9	24
Consumer and Office	17	1	18
Safety, Security and Protection Services	12	—	12
Electro and Communications	7	—	7
Corporate and Unallocated	65	12	77
Total 2008 expenses	$186	$43	$229

Non-cash changes in 2008	$—	$(43)	$(43)

Expenses incurred in 2009:
Industrial and Transportation	$84	$5	$89
Health Care	20	—	20
Display and Graphics	9	13	22
Consumer and Office	13	—	13
Safety, Security and Protection Services	16	—	16
Electro and Communications	11	—	11
Corporate and Unallocated	37	1	38
Total 2009 expenses	$190	$19	$209

Non-cash changes in 2009	$(34)	$(19)	$(53)
Cash payments, net of adjustments, in 2009	$(266)	$—	$(266)
Accrued liability balance as of December 31, 2009	$76	$—	$76

Cash payments, net of adjustments, in 2010	$(54)	$—	$(54)
Accrued liability balance as of December 31, 2010	$22	$—	$22